Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [Line Items]
Revenue	$ 1,843,704	$ 1,902,328
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, loss (gain) on asset disposals, and depreciation and amortization	55,921	154,559
Depreciation and amortization	317,904	309,314
Loss on asset decommissioning	67,080	0
Foreign exchange	(1,208)	2,259
Finance charges	57,197	69,753
ncome tax expense (recovery)	52,827	43,229
Net earnings (loss) for reportable segments	3,094	111,330
Total assets	2,726,690	2,956,315
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,843,704	1,902,328
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, loss (gain) on asset disposals, and depreciation and amortization	489,615	521,221
Depreciation and amortization	317,904	309,314
Loss (gain) on asset disposals	(8,623)	(16,148)
Loss on asset decommissioning	67,080
Foreign exchange	(1,208)	2,259
Finance charges	57,197	69,753
Loss on investments and other assets	1,344	1,484
ncome tax expense (recovery)	52,827	43,229
Net earnings (loss) for reportable segments	3,094	111,330
Total assets	2,726,690	2,956,315
Capital expenditures	263,498	216,698
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	1,576,036	1,617,735
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, loss (gain) on asset disposals, and depreciation and amortization	488,796	532,345
Depreciation and amortization	285,521	279,247
Loss (gain) on asset disposals	(2,898)	(8,745)
Loss on asset decommissioning	67,080
Foreign exchange	26	1,164
Finance charges	551	1,707
Loss on investments and other assets	426
ncome tax expense (recovery)	48,479	38,869
Net earnings (loss) for reportable segments	89,611	220,103
Total assets	2,323,850	2,562,436
Capital expenditures	249,631	197,010
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	278,818	294,817
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, loss (gain) on asset disposals, and depreciation and amortization	63,980	66,681
Depreciation and amortization	22,658	20,831
Loss (gain) on asset disposals	(8,283)	(4,524)
Foreign exchange	22	(46)
Finance charges	402	422
ncome tax expense (recovery)	10,557	9,155
Net earnings (loss) for reportable segments	38,624	40,843
Total assets	232,290	241,277
Capital expenditures	12,929	17,495
Corporate and Other [Member]
Disclosure of operating segments [Line Items]
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, loss (gain) on asset disposals, and depreciation and amortization	(63,161)	(77,805)
Depreciation and amortization	9,725	9,236
Loss (gain) on asset disposals	2,558	(2,879)
Foreign exchange	(1,256)	1,141
Finance charges	56,244	67,624
Loss on investments and other assets	918	1,484
ncome tax expense (recovery)	(6,209)	(4,795)
Net earnings (loss) for reportable segments	(125,141)	(149,616)
Total assets	170,550	152,602
Capital expenditures	938	2,193
Inter-Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (11,150)	$ (10,224)